RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

15. RELATED PARTY TRANSACTIONS

a)	Related parties

Shareholders of the Group

•	Mr. Michael Yufeng Chi
•	Mr. Tian Liang

Entities controlled by controlling shareholder

•	Hongen Education
•	Shihezi Happy Forever Equity Investment Co., Ltd. (“Shihezi Happy Forever”)
•	Subsidiaries and affiliates of Perfect World Holding Group Co., Ltd. (“Perfect World Group”)
•	Entities involved in the operation of kindergarten business of Hongen Education (“Hongen Kindergartens”)
b)	The Group had the following related party transactions:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Learning material and devices sales to Hongen Kindergartens	726	1,624	1,326	203
Rental, administrative and other services from Perfect World Group	1,273	2,299	1,543	237
Research and development outsourcing services from Hongen Kindergartens	—	—	381	58
Assets transferred to Perfect World Group(1)	—	—	8,405	1,288
Proceeds of loans from shareholders(2)	10,000	2,000	—	—
Proceeds of loans from Shihezi Happy Forever(3)	24,700	—	—	—
Repayments of loans from shareholders(2)	—	12,000	—	—
Repayments of loans from Shihezi Happy Forever(3)	13,500	51,819	—	—

The Group had the following related party balances at the end of the year:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Amounts due from related parties:
Hongen Education	867	322	49
Amounts due to related parties:
Hongen Education(4)	66,183	127	19
Perfect World Group entities	3,248	358	55
	69,431	485	74
(1)

In October 2020, the Group transferred certain intangible assets to Perfect World Group at the transaction price of RMB8,405  (US$1,288). As the transaction was under common control, the difference between the transaction price and the carrying amount of the intangible assets was included in additional paid-in capital. No gain or loss was recognized. Perfect World Group has fully paid the consideration in 2020.

(2)

In January 2018, Mr. Michael Yufeng Chi and Mr. Tian Liang entered into a two-year loan facility agreement with the Group, respectively. The loan is unsecured and non-interest bearing. The Group withdrew RMB10,000 and RMB2,000 during the year ended December 31, 2018 and 2019, respectively. The Group fully repaid the loans from the two shareholders in 2019.

(3)

In May 2016 and January 2017, Shihezi Happy Forever provided the Group with an on-demand, unsecured and non-interest-bearing loan. The Group withdrew RMB24,700 during the year ended December 31, 2018, resulting in an accumulative balance of RMB51,819 as of December 31, 2018. The Group fully repaid the loans in 2019.

(4)	Amounts due to Hongen Education primarily consist of the cash consideration of RMB66,000 for the acquisition of the Product Business from Hongen Education, which was fully paid in 2020.